Offerings - Offering: 1	May 28, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 42,666,623.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The fee of $5,892.26 has been paid by Alternative Investment Partners Absolute Return Fund (the "Master Fund") in reliance on no-action relief granted by the SEC's Division of Investment Management. See Ironwood Multi-Strategy Fund LLC and Ironwood Institutional Multi-Strategy Fund LLC, SEC Staff No-Action Letter (April 19, 2017).